Summary Prospectus dated January 1, 2016

as revised July 11, 2016

Eaton Vance Greater China Growth Fund

Class /Ticker     A / EVCGX     B / EMCGX     C / ECCGX     I / EICGX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated January 1, 2016, as supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://www.eatonvance.com/funddocuments, email a request to contact@eatonvance.com, call 1-800-262-1122, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is to seek long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 14 of the Fund's Prospectus and page 20 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.30%	1.00%	1.00%	n/a
Other Expenses	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses	1.96%	2.66%	2.66%	1.66%
Expense Reimbursement(1)	(0.01)%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.95%	2.65%	2.65%	1.65%

(1)

The investment adviser and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.95% for Class A shares, 2.65% for Class B and Class C shares and 1.65% for Class I shares. This expense reimbursement will continue through December 31, 2016. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$762	$1,154	$1,571	$2,728	$762	$1,154	$1,571	$2,728
Class B shares	$768	$1,225	$1,609	$2,823	$268	$825	$1,409	$2,823
Class C shares	$368	$825	$1,409	$2,992	$268	$825	$1,409	$2,992
Class I shares	$168	$522	$901	$1,965	$168	$522	$901	$1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in the China region (the “80% Policy”).  The Fund invests primarily in common stocks of companies that, in the opinion of the investment sub-adviser, will benefit from the economic development and growth of the People’s Republic of China. Under normal circumstances, the Fund primarily invests in companies in the China region, which includes Hong Kong, China, Taiwan, South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines, and may include securities trading in the form of depositary receipts.  A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region.  The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region.  The Fund invests in companies with a broad range of market capitalizations, including smaller, less seasoned companies.  More than 25% of the Fund’s total assets may be denominated in a single currency.  The Fund may invest in private placements.  The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

The Fund may engage in derivative transactions such as forward foreign currency exchange contracts to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement.  The Fund may also seek to gain exposure to common stocks through the use of equity-linked securities (such as participation notes (“p-notes”)).  The Fund expects to use p-notes to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market.  The Fund’s investments in equity-linked securities will not exceed 10% of the Fund’s net assets.

The investment sub-adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations.  In selecting securities for the Fund, the investment sub-adviser considers companies that it believes have all or most of the following characteristics: proven management; companies benefiting from secular growth trends; the ability to generate consistent returns on capital across a market cycle; a consistent or progressive dividend policy; and companies that are undervalued. Stocks will generally be sold when they have achieved their perceived long-term value or to pursue more attractive investment options.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors.  Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Foreign and Emerging Market Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.  Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market stocks often involve higher risk than developed market stocks.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Risks of Investing in Asia.  Economies of countries in the Asian and China regions differ from the U.S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asian and China regions are affected by developments in the economies of their principal trading partners.  Monsoons and natural disasters also can affect the value of investments.  China’s governmental actions and the actions of other governments located in the region can have a significant effect on the economic conditions in the Asian and China regions, which could adversely affect the value and liquidity of investments. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as imposing trading restrictions, or banning or curtailing short selling.  Although the Chinese Government has begun to institute legal and economic reform policies, there can be no assurances that it will continue to pursue such policies or, if it does, that such policies will succeed.

Eaton Vance Greater China Growth Fund

Summary Prospectus dated January 1, 2016 as revised July 11, 2016

Smaller Company Equity Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Smaller, less seasoned companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies.

Geographic Risk.  Because the Fund may invest a significant portion of its assets in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a fund that has less exposure to such region or country.

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.”  Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Derivatives Risk.  The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  The Fund’s performance reflects the effects of expense reductions for certain periods.  Absent these reductions for certain periods, performance would have been lower.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2014, the highest quarterly total return for Class A was 30.52% for the quarter ended June 30, 2009, and the lowest quarterly return  was -24.40% for the quarter ended September 30, 2011.  The year-to-date total return through the end of the most recent calendar quarter (December 31, 2014 to September 30, 2015) was -9.42%.

Eaton Vance Greater China Growth Fund

Summary Prospectus dated January 1, 2016 as revised July 11, 2016

Average Annual Total Return as of December 31, 2014	One Year	Five Years	Ten Years
Class A Return Before Taxes	-6.49%	2.05%	8.82%
Class A Return After Taxes on Distributions	-6.38%	1.40%	8.17%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-3.57%	1.80%	7.54%
Class B Return Before Taxes	-6.43%	2.21%	8.81%
Class C Return Before Taxes	-2.44%	2.55%	8.82%
Class I Return Before Taxes	-0.57%	3.58%	9.65%
MSCI Golden Dragon Index (reflects net dividends, which reflect the deduction of withholding taxes)	7.72%	5.32%	8.64%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.  (Source for the MSCI Golden Dragon Index: MSCI).  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions may be the same as Return Before Taxes for a period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Investment Sub-Adviser.  BMO Global Asset Management (Asia) Limited (“BMO GAM (Asia)”) (formerly, Lloyd George Management (Hong Kong) Limited (“LGM-HK”)).

Portfolio Managers

June Lui, (lead portfolio manager), Portfolio Manager of BMO GAM (Asia), has managed the Fund since May 2015.

Christopher Darling, Chief Investment Officer – Asia of BMO GAM (Asia), has managed the Fund since July 2016.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income and/or capital gains, unless you are exempt from taxation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4238 7.11.16	© 2016 Eaton Vance Management

Eaton Vance Greater China Growth Fund

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Summary Prospectus dated January 1, 2016 as revised July 11, 2016